General	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information About Financial Statements Text Block Abstract
GENERAL

NOTE 1 - GENERAL:

a.	Effective January 8, 2023, Safe-T Group Ltd. changed its name to Alarum Technologies Ltd. (collectively referred to with its wholly-owned subsidiaries as the “Company”). The Company is a global provider of internet access solutions to consumers and enterprises.

b.	The Company’s ordinary shares are listed on the Tel Aviv Stock Exchange (“TASE”) and as of August 17, 2018, the Company’s American Depositary Shares (“ADSs”) are listed on the Nasdaq Capital Market.

c.	On October 18, 2022, the Company’s board of directors approved the change of the ratio between the ordinary share of the Company and the ADS, from 1:1 to 10:1, such that each ADS will be equal to 10 ordinary shares (the “Ratio Change”). The Ratio Change became effective on November 8, 2022. This operation does not affect the Company’s ordinary share capital. All descriptions of the Company’s ADS’s in these consolidated financial statements, including ADS’s amounts and per ADS amounts, are presented after giving effect to the Ratio Change.

d.

The Company has suffered recurring losses from operations, has an accumulated deficit as of December 31, 2022, as well as cash outflows from operating activities in recent years. The Company expects to continue incurring losses and negative cash flows from operations until its products reach commercial profitability. The Company monitors its cash flow projections on a current basis and takes active measures to obtain the funding it requires to continue its operations. These cash flow projections are subject to various risks and uncertainties concerning their fulfilment. These factors and the risk inherent in the Company’s operations may cast significant doubt on the Company’s ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

As a U.S. SEC registrant, the Company is required to have its financial statements audited in accordance with Public Company Oversight Board (“PCAOB”) standards. References in these IFRS financial statements to matters that may cast significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the PCAOB standards.

Management’s plans include the continued commercialization of the Company’s products and raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. There are no assurances, however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce activities, curtail or cease operations.